Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (8,491,508)	$ (2,471,651)
Adjustments to reconcile net loss to cash used in operating activities:
Change in fair market value of warrant liability	102,328	(164,679)
Stock-based compensation		5,808
Amortization of intangible assets	1,807,987	636,353
Change in operating assets and liabilities:
Accounts receivable		3,007,044
Accrued interest	691,126	99,337
Other current assets	5,612	16,110
Accounts payable and accrued liabilities	(34,097)	(1,518,662)
Net cash used in operating activities	(5,918,552)	(390,340)
Cash flows from investing activities:
Purchase of intangible assets	(9,000,000)
Net cash used in investing activities	(9,000,000)
Cash flows from financing activities:
Proceeds from funding liability	14,629,135	1,834,381
Payment of funding liability		(1,525,502)
Net cash provided by financing activities	14,629,135	308,879
Net decrease in cash and cash equivalents	(289,417)	(81,461)
Cash and cash equivalents at beginning of year	482,023	563,484
Cash and cash equivalents at end of year	192,606	482,023
Non-cash investing and financing activities:
Interest added to principal	5,625	5,640
Cash paid during the period for:
Income taxes	0	100,000
Interest	$ 8,772	$ 486,320